Restatement of prior period financial statements (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Summary of Opening Balance Adjustment of IFRS 15 and IFRS 9

The impact of the retirement benefit obligation restatement and the IFRS 15 and IFRS 9 opening balance adjustment have been set out in the reconciliations below:

Group statement of comprehensive income

Year to 31 March 2018	As published £m	Pensions adjustment £m	Restated £m

Profit for the period	2,184	-	2,184

Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	-	(188)
Fair value movements on available-for-sale assets	11	-	11
Fair value movements on cash flow hedges:
- net fair value (losses) gains	(368)	-	(368)
- recognised in income and expense	277	-	277
Movement on cost of hedging reserve	-	-	-
Tax on components of other comprehensive income that have been or may be reclassified	1	-	1

Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154

Total comprehensive income (loss) for the period	3,731	(393)	3,338

  Group balance sheet

	At 31 March 2018 as published	Pension adjustment	At 31 March 2018 restated	IFRS[1] adjustment	At 1 April 2018
	£m	£m	£m	£m	£m
Non-current assets
Intangible assets	14,455	-	14,455	-	14,455
Property, plant and equipment	17,000	-	17,000	-	17,000
Investments	13,354	-	13,354	-	13,354
Trade and other receivables	317	-	317	114	431
Contract assets	-	-	-	198	198
Deferred tax assets	1,243	83	1,326	-	1,326
Other non-current assets	1,350		1,350	-	1,350
	47,719	83	47,802	312	48,114
Current assets
Trade and other receivables	4,029	-	4,029	(337)	3,692
Contract assets	-	-	-	1,417	1,417
Cash and cash equivalents	521	-	521	-	521
Other current assets	4,009	-	4,009	-	4,009
	8,559	-	8,559	1,080	9,639
Current liabilities
Loans and other borrowings	2,298	-	2,298	-	2,298
Trade and other payables	7,190	-	7,190	(1,409)	5,781
Contract liabilities	-	-	-	1,406	1,406
Current tax liabilities	83	-	83	248	331
Other current liabilities	653	-	653	-	653
	10,224	-	10,224	245	10,469
Total assets less current liabilities	46,054	83	46,137	1,147	47,284
Non-current liabilities
Loans and other borrowings	13,038	-	13,038	-	13,038
Retirement benefit obligations	6,371	476	6,847	-	6,847
Other non-current liabilities	3,905	-	3,905	87	3,992
	23,314	476	23,790	87	23,877
Equity
Share capital	2,172	-	2,172	-	2,172
Share premium	8,000	-	8,000	-	8,000
All other reserves	1,241	-	1,241	-	1,241
Retained earnings	11,327	(393)	10,934	1,060	11,994
Total equity	22,740	(393)	22,347	1,060	23,407
	46,054	83	46,137	1,147	47,284

  Group statement of changes in equity

	Share Capital	Share Premium	Other Reserves	Retained Earnings	Total Equity
	£m	£m	£m	£m	£m
At 31 March 2018 - as published	2,172	8,000	1,241	11,327	22,740
Pension restatement	-	-	-	(393)	(393)
At 31 March 2018 – restated	2,172	8,000	1,241	10,934	22,347
IFRS opening balance adjustment[1]	-	-	-	1,308	1,308
Tax on IFRS opening balance adjustment[1]	-	-	-	(248)	(248)
At 1 April 2018	2,172	8,000	1,241	11,994	23,407

[1]	This reflects the opening balance sheet adjustment for both IFRS 15 and IFRS 9. See note 1 to the condensed consolidated financial statements